RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party balances and transactions

Name of Entity or individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Cash and cash equivalent	372	355

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	1,307	264
Payables in relation to cloud equipment and services from Tencent Group	85,887	63,945
SMS channel services from Tencent Group	265	230
	87,459	64,439

(c)    Transactions with Related Parties

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Equipment purchased	1,208	—
Softwares purchased	—	1,553
Cloud service fee	46,029	92,149
SMS channel service fee	549	544
ESOP management service income	310	345
Other services	—	314
	48,096	94,905

Name of Entity or individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Cash and cash equivalent	372	346

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	1,307	313
Payables in relation to cloud equipment and services from Tencent Group	85,887	53,080
SMS channel services from Tencent Group	265	209
Total	87,459	53,602

(c)    Transactions with Related Parties

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Cloud service fee	75,575	132,952
Softwares purchased	1,524	1,468
SMS channel service fee	905	823
ESOP management service income	475	510
Other services	108	309
Equipment purchased	6,529	—
Total	85,116	136,062